Statutory Reserve (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statutory Reserve
Percentage of statutory reserve registered capital	50.00%
Reserve of net profits after income tax, percentage	10.00%
Balance of statutory reserve	¥ 21,873	¥ 19,824